Performance Management - First Eagle High Yield Municipal Completion Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. As with all mutual funds, past performance is not an indication of future performance (before or after taxes). The returns will not reflect any charges that are imposed by the separately managed accounts.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Performance One Year or Less [Text]	Performance history will be included for the Fund after the Fund has been in operation for one calendar year.